UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 26, 2001

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$269,336
List of Other Managers:

No.  13F File Number	Name

      None


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Piedra Capital, Ltd
All Equity Holdings =>$200,000
31-Mar-01
                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
ADC Telecommunicati   COM      000886101        $1,885      221800 SH          SOLE      None
100500     0        121300
AES Corp.             COM      00130H105        $6,850      137105 SH          SOLE      None
98460        0     38645
AVX Corp.             COM      002444107        $6,923      401125 SH          SOLE      None
247005        0    154120
Abbott Laboratories   COM      002824100        $2,047       43371 SH          SOLE      None
38546        0      4825
Ambac Financial Gro   COM      023139108        $9,085      143236 SH          SOLE      None
87628        0     55608
Autodesk, Inc.        COM      052769106        $6,357      207995 SH          SOLE      None
130330        0     77665
BISYS Group           COM      055472104        $9,120      170675 SH          SOLE      None
107040        0     63635
Black Box Corp.       COM      091826107        $6,276      140845 SH          SOLE      None
84685        0     56160
CDW Computer Center   COM      125129106        $7,076      228265 SH          SOLE      None
135860        0     92405
Calpine Corp.         COM      131347106        $9,270      168335 SH          SOLE      None
97180        0     71155
Cardinal Health Ind   COM      14149Y108        $7,030       72660 SH          SOLE      None
54210        0     18450
Concord EFS Incorpo   COM      206187105       $10,519      260140 SH          SOLE      None
165555        0     94585
Elan Corp. ADR        ADR      284131208        $8,261      158113 SH          SOLE      None
97358        0     60755
Express Scripts Inc   COM      302102100        $5,979       68975 SH          SOLE      None
44060        0     24915
Family Dollar Store   COM      307000109       $11,244      437515 SH          SOLE      None
275365        0    162150
Hanover Compressor    COM      410768105        $7,257      228940 SH          SOLE      None
144485        0     84455
Health Management A   COM      421933102        $4,764      306390 SH          SOLE      None
191760        0    114630
Household Internati   COM      441815107        $2,861       48295 SH          SOLE      None
41285        0      7010
Integrated Device T   COM      458118106        $6,577      222105 SH          SOLE      None
139085        0     83020
Jabil Circuit Incor   COM      466313103        $5,905      273115 SH          SOLE      None
174375        0     98740
Lennar Corporation    COM      526057104        $9,428      236535 SH          SOLE      None
144620        0     91915
Linens & Things       COM      535679104        $6,086      221325 SH          SOLE      None
146715        0     74610
Lowes Companies       COM      548661107        $8,535      146020 SH          SOLE      None
93470        0     52550
Manpower Inc.         COM      56418H100        $5,932      205970 SH          SOLE      None
129260        0     76710
Masco                 COM      574599106        $8,185      339075 SH          SOLE      None
215915        0    123160
Metris Companies In   COM      591598107        $4,643      223450 SH          SOLE      None
120250        0    103200
Microchip Technolog   COM      595017104        $8,165      322561 SH          SOLE      None
198255        0    124306
Patterson Dental Co   COM      703412106        $2,235       72690 SH          SOLE      None
34890        0     37800
Providian Financial   COM      74406A102        $9,238      188336 SH          SOLE      None
124726        0     63610
Proxim, Inc.          COM      744284100        $1,116      110885 SH          SOLE      None
53135        0     57750
Qlogic, Inc.          COM      747277101        $2,889      128400 SH          SOLE      None
65200        0     63200
Quanta Services Inc   COM      74762E102        $2,804      125615 SH          SOLE      None
80220        0     45395
Rowan Companies       COM      779382100        $9,773      355380 SH          SOLE      None
225830        0    129550
SouthTrust Corp.      COM      844730101        $6,774      148070 SH          SOLE      None
90080O             57990
Southwest Airlines,   COM      844741108        $3,149      177429 SH          SOLE      None
111348        0     66081
Tech Data Corp.       COM      878237106        $7,739      262323 SH          SOLE      None
158773        0    103550
Teradyne Incorporat   COM      880770102        $6,660      201825 SH          SOLE      None
122900        0     78925
Teva Pharmaceutical   ADR      881624209        $8,301      151972 SH          SOLE      None
96702        0     55270
Transocean SEDCO Fo   COM      839817106        $8,844      204025 SH          SOLE      None
130860        0     73165
Watson Pharmaceutic   COM      942683103        $9,093      172865 SH          SOLE      None
104195        0     68670
Zions Bancorporatio   COM      989701107        $4,461       85635 SH          SOLE      None
54390        0     31245
TOTAL PORTFOLIO                               $269,336     8019386 SHS
4956506        0   3062880

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